CONTINGENCIES (Narrative) (Details) - USD ($)		1 Months Ended					12 Months Ended
	Nov. 08, 2019	May 30, 2022	Jan. 20, 2021	Oct. 22, 2020	May 30, 2019	Apr. 29, 2019	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Loss Contingencies [Line Items]
Damages alleged against company	$ 2,774,176
Attorney's fees			$ 68,195				$ 716,349	$ 665,248	$ 501,854
Damages awarded to company			1,252
Statutory prevailing party fee			$ 640
Statutory rate				9.00%			27.00%	27.00%	27.00%
Oregon Action [Member] | Settled Litigation [Member]
Loss Contingencies [Line Items]
Damages alleged against company						$ 612,500
British Columbia Action [Member]
Loss Contingencies [Line Items]
Issue of common shares		1,800,000			1,800,000